                       STATE STREET EQUITY 500 INDEX FUND

                                  ANNUAL REPORT

                                DECEMBER 31, 2002

STATE STREET EQUITY 500 INDEX FUND CLASS A

GROWTH OF A $10,000 INVESTMENT (a)

[LINE GRAPH]

                  State Street
                   Equity 500          S&P
                   Index Fund          500
                    Class A*         Index**(b)
                    --------         ----------
 4/18/2001           10,000           10,000
12/31/2001            9,703            9,727
 6/30/2002            8,422            8,447
12/31/2002            7,538*           7,578**


                           INVESTMENT PERFORMANCE (a)
                   For the Fiscal Year Ended December 31, 2002

                                                      Total Return
                                Total Return          Average Annualized Since
                                One year ended        Commencement of Operations
                                December 31, 2002     (April 18, 2001)
                                -----------------     ----------------
State Street Equity 500
      Index Fund Class A        -22.31%               -15.26%
S&P 500 Index                   -22.10%               -15.00%

(a) Total returns and performance graph information represent past performance and are not indicative of future results. Investment return and principal value of an investment will fluctuate so that an investor's share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

ASSETS
    Investment in State Street Equity 500
        Index Portfolio, at value
        (identified cost $171,055,926)
        (Note 1)                                                  $ 136,519,159
    Receivable for fund shares sold                                     119,941
                                                                  -------------
                                                                    136,639,100
LIABILITIES
    Distribution fees payable                                            17,742
    Administration fees payable                                           5,913
                                                                  -------------
                                                                         23,655
                                                                  -------------
NET ASSETS                                                        $ 136,615,445
                                                                  =============

NET ASSETS CONSIST OF:
    Paid-in Capital                                               $ 203,946,170
    Undistributed net investment income                                   3,026
    Accumulated net realized loss                                   (32,796,984)
    Net unrealized depreciation on investments                      (34,536,767)
                                                                  -------------
NET ASSETS                                                        $ 136,615,445
                                                                  =============

CLASS A SHARES:
    Shares of beneficial interest outstanding                        18,560,907
    Offering, net asset value, and redemption
        price per share                                           $        7.36
                                                                  =============


                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

INCOME
    Dividend income allocated from Portfolio * (Note 2)             $  2,374,197
    Interest income allocated from Portfolio (Note 2)                     64,937
    Security lending income allocated from Portfolio (Note 2)             11,468
    Expenses allocated from Portfolio (Note 3)                           (68,249)
                                                                    ------------
                                                                       2,382,353
                                                                    ------------
EXPENSES
    Distribution fees (Note 3)                                           227,660
    Administration fees (Note 3)                                          75,747
                                                                    ------------
                                                                         303,407
                                                                    ------------
NET INVESTMENT INCOME                                                  2,078,946
                                                                    ------------
REALIZED AND UNREALIZED LOSS
Net realized loss allocated from Portfolio on:
    Investments                                                       (4,252,946)
    Futures                                                             (717,484)
                                                                    ------------
                                                                      (4,970,430)
                                                                    ------------
Change in unrealized depreciation allocated from Portfolio on:
    Investments                                                      (35,892,291)
    Futures                                                             (123,877)
                                                                    ------------
                                                                     (36,016,168)
                                                                    ------------
Net realized and unrealized loss on investments                      (40,986,598)
                                                                    ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(38,907,652)
                                                                    ============

* Net of withholding taxes allocated from Portfolio of $7,590.


                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                           For the                For the
                                                                          Year Ended           Period Ended
                                                                           12/31/02              12/31/01*
                                                                           --------              ---------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
    Net investment income                                               $   2,078,946         $   1,400,045
    Net realized loss on investments                                       (4,970,430)           (8,051,341)
    Change in unrealized appreciation (depreciation)                      (36,016,168)            1,479,401
                                                                        -------------         -------------
    Net decrease in net assets resulting from operations                  (38,907,652)           (5,171,895)
                                                                        -------------         -------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
    Net investment income                                                  (2,069,646)           (1,463,861)
                                                                        -------------         -------------
      Total Distributions                                                  (2,069,646)           (1,463,861)
                                                                        -------------         -------------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS
    Shares sold                                                            19,086,180           184,349,062
    Reinvestment of distributions                                           2,069,646             1,463,861
    Shares redeemed                                                       (15,337,575)           (7,402,675)
                                                                        -------------         -------------
      Net increase from capital share transactions                          5,818,251           178,410,248
                                                                        -------------         -------------
    Net increase (decrease) in net assets                                 (35,159,047)          171,774,492
NET ASSETS, BEGINNING OF PERIOD                                           171,774,492                    --
                                                                        -------------         -------------
NET ASSETS, END OF PERIOD                                               $ 136,615,445         $ 171,774,492
                                                                        =============         =============
Undistributed (distributions in excess of) net investment income        $       3,026         $         (66)
                                                                        =============         =============

CHANGES IN SHARES:
    Shares sold                                                             2,302,286            18,484,437
    Reinvestment of distributions                                             281,202               152,645
    Shares redeemed                                                        (1,875,976)             (783,687)
                                                                        -------------         -------------
      Net increase in shares                                                  707,512            17,853,395
                                                                        =============         =============

----------

* The Fund commenced operations on April 18, 2001.


                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
FOR A CLASS A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD


                                                               Year                 Period
                                                              Ended                 Ended
                                                             12/31/02             12/31/01(a)
                                                             --------             -----------
PER SHARE OPERATING PERFORMANCE (b):
NET ASSET VALUE, BEGINNING OF PERIOD                       $       9.62          $      10.00
                                                           ------------          ------------
INVESTMENT OPERATIONS:
    Net investment income                                          0.11                  0.08
    Net realized and unrealized loss on investments               (2.26)                (0.38)
                                                           ------------          ------------
       Total from investment operations                           (2.15)                (0.30)
                                                           ------------          ------------
LESS DISTRIBUTIONS FROM:
    Net investment income                                         (0.11)                (0.08)
                                                           ------------          ------------
       Total distributions                                        (0.11)                (0.08)
                                                           ------------          ------------
    Net decrease in net assets                                    (2.26)                (0.38)
                                                           ------------          ------------
NET ASSET VALUE, END OF PERIOD                             $       7.36          $       9.62
                                                           ============          ============
TOTAL RETURN (c) (d)                                             (22.31)%               (2.97)%
                                                           ============          ============
RATIOS AND SUPPLEMENTARY DATA:
    Net Assets, End of Period (000s)                       $    136,615          $    171,774
    Ratios to average net assets :
       Operating expenses                                         0.245%                0.245%(e)
       Net investment income                                       1.37%                 1.18%(e)
    Portfolio turnover rate                                          13%                   14%

----------

(a)   The fund commenced operations on April 18, 2001.

(b) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio.

(c)   Total Returns are not annualized for periods less than one year.

(d) Results represent past performance and are not indicative of future results.

(e)   Annualized.


                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002


1. ORGANIZATION

The State Street Institutional Investment Trust (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following diversified series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street MSCI(R) EAFE(R) Index Fund, the State Street Aggregate Bond Index Fund, the State Street Money Market Fund and the State Street U.S. Government Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Equity 500 Index Fund (the "Fund"). Under the Declaration of Trust, the Trustees are authorized to issue an unlimited number of shares, with no par value, of each Fund.

The Fund commenced operations on April 18, 2001. As of December 31, 2002, the Fund was the only series of the Trust that had commenced operations. The Fund offers both Class A and Class B shares. Only Class A shares have been issued to date.

The Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Portfolio"). The investment objective and policies of the Portfolio are the same as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (6.831% at December 31, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION - The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2002


SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Securities transactions are recorded on a trade date basis. Net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized and unrealized gains and losses from security transactions consist of the Fund's pro-rata share of the Portfolio's realized and unrealized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost. In addition, the Fund accrues its own expenses, which are recorded daily based on average daily net assets.

DIVIDENDS AND DISTRIBUTIONS - Dividends, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

FEDERAL INCOME TAXES -The Fund intends to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These book tax differences are primarily due to wash sales loss deferrals.

At December 31, 2002, the Fund generated a capital loss carry forward in the amount of $25,941,969, of which $18,165,550 and $7,776,419 may be utilized to offset any net realized capital gains until expiration dates of December 31, 2009 and December 31, 2010, respectively. The Fund elected to defer current year post-October losses as though the losses were incurred on the first day of the next calendar year, the amount deferred was $382,904.

At December 31, 2002, the cost of investments on a tax basis was equal to cost on a book basis.

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2002


3. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio pays a unitary fee of 0.045% of its average daily net assets to State Street Bank & Trust Company ("State Street") for SSgA Funds Management, Inc.'s (SSgA), a subsidiary of State Street Corporation and an affiliate of State Street, services as the investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses). For the year ended December 31, 2002, the Fund's pro-rata share of theses expenses amounted to $68,249. State Street is also the administrator for the Fund, the custodian for the Fund's assets, and serves as the transfer agent to the Fund. As compensation for its services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Fund, including ordinary legal and audit expenses), State Street receives a fee at an annual rate of 0.05% of average daily net assets of the Fund. Under this arrangement, the Fund's expenses for the year ended December 31, 2002, amounted to $75,747.

ALPS Distributors, Inc. serves as Distributor (the "Distributor") pursuant to a Distribution Agreement with the Trust.

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act, (the "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the Fund may compensate financial intermediaries in connection with the distribution of Class A and Class B shares and for services provided to the Fund's shareholders. The Rule 12b-1 Plan calls for payments at an annual rate of up to 0.25% of daily average net assets for Class B shares of the Fund, and an annual rate of up to 0.15% of daily average net assets for Class A shares of the Fund. For the year ended December 31, 2002, the Fund made payments to financial intermediaries pursuant to the Rule 12b-1 plan in the amount of $227,660.

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2002


4. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2002 and 2001 were as follows:

                                                    2002                 2001
                                                 ----------           ----------
Distributions paid from:
            Ordinary income                      $2,069,646           $1,463,861

As of December 31, 2002, the components of distributable earnings were as follows:

            Undistributed ordinary income                          $         --
            Capital loss carry forward                              (26,324,873)
            Unrealized depreciation                                 (41,005,852)

As of December 31, 2002, there were no significant differences between the book basis and tax basis components of net assets, other than differences attributable to wash sale loss deferrals.

5. TAX INFORMATION - (UNAUDITED)

For federal income tax purposes, the following information is furnished with respect to the Fund's distributions for its fiscal year ended December 31, 2002:

State Street Equity 500 Index Fund had 100% of 2002 dividends qualify for the corporate dividends received deduction.

STATE STREET EQUITY 500 INDEX FUND
STATE STREET INSTITUTIONAL INVESTMENT TRUST
(UNAUDITED)


                                                                                                       NUMBER OF
                                                                                                     PORTFOLIOS IN        OTHER
                             POSITION(S)      TERM OF OFFICE                                          FUND COMPLEX    DIRECTORSHIPS
                              HELD WITH       AND LENGTH OF            PRINCIPAL OCCUPATION           OVERSEEN BY        HELD BY
 NAME, ADDRESS, AND AGE          FUND          TIME SERVED            DURING PAST FIVE YEARS            TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Michael F. Holland           Trustee and     Term: Indefinite     Chairman, Holland &                     14          Trustee, State
Age: 58                      Chairman of     Elected: 2/00        Company L.L.C.                                      Street Master
375 Park Avenue              the Board                            (investment adviser),                               Funds;
New York, NY 10152                                                1995 to present                                     Director, the
                                                                                                                      Holland
                                                                                                                      Series Fund,
                                                                                                                      Inc.; and
                                                                                                                      Director, The
                                                                                                                      China Fund,
                                                                                                                      Inc.
------------------------------------------------------------------------------------------------------------------------------------
William L. Boyan             Trustee         Term: Indefinite     Trustee of Old Mutual                   14          Trustee, State
Age: 66                                      Elected: 2/00        South Africa Master Trust                           Street Master
86 A. Beacon Street                                               1997 to present (investments);                      Funds; and
Boston, MA 02108                                                  Chairman, Children's Hospital,                      Trustee, Old
                                                                  1984 to current; Director,                          Mutual South
                                                                  Boston Plan for Excellence,                         Africa
                                                                  1994 to current (non-profit);                       Master Trust
                                                                  President and Chief Operations
                                                                  Officer, John Hancock Mutual
                                                                  Life Insurance Company, 1959
                                                                  to 1999. Mr. Boyan retired
                                                                  in 1999.
------------------------------------------------------------------------------------------------------------------------------------
Rina K. Spence               Trustee         Term: Indefinite     President of SpenceCare                 14          Trustee, State
Age: 54                                      Elected: 2/00        International LLC 1998 to                           Street Master
7 Acacia Street                                                   present; Member of the                              Funds;
Cambridge, MA 02138                                               Advisory Board, Ingenium                            Director,
                                                                  Corp., 2001 to present                              Berkshire
                                                                  (technology company); Chief                         Life
                                                                  Executive Officer, IEmily.com,                      Insurance
                                                                  2000 to 2001 (internet                              Company of
                                                                  company);Chief Executive                            America; and
                                                                  Officer of Consesus                                 Director,
                                                                  Pharmaceutical, Inc., 1998 to                       IEmily.com
                                                                  1999; Founder; President, and                       (internet
                                                                  Chief Executive Officer of                          company)
                                                                  Spence Center for Woman's
                                                                  Health, 1994 to 1998; and
                                                                  Trustee, Eastern Enterprise,
                                                                  1998 to 2000 (utilities).
------------------------------------------------------------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX FUND
STATE STREET INSTITUTIONAL INVESTMENT TRUST
(UNAUDITED)


                                                                                                       NUMBER OF
                                                                                                     PORTFOLIOS IN        OTHER
                             POSITION(S)      TERM OF OFFICE                                         FUND COMPLEX     DIRECTORSHIPS
                              HELD WITH        AND LENGTH OF           PRINCIPAL OCCUPATION           OVERSEEN BY        HELD BY
 NAME, ADDRESS, AND AGE         FUND            TIME SERVED           DURING PAST FIVE YEARS            TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Douglas T. Williams          Trustee         Term: Indefinite     Executive Vice President of             14          Trustee, State
Age: 62                                      Elected: 2/00        of Chase Manhattan Bank,                            Street Master
P.O. Box 5049                                                     1987 to 1999. Mr. Williams                          Funds
Boston, MA 02206                                                  retired in 1999.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS:
------------------------------------------------------------------------------------------------------------------------------------
Kathleen C. Cuocolo          President       Term: Indefinite     Executive Vice President               ----             ----
Age: 50                                      Elected: 5/00        of State Street Bank and Trust
Two Avenue de Lafayette,                                          Company since 2000; and
Boston, MA 02111                                                  Senior Vice President of State
                                                                  Street Bank and Trust
                                                                  Company, 1982 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
Janine L. Cohen              Treasurer       Term: Indefinite     Senior Vice President of State         ----             ----
Age: 49                                      Elected: 5/00        Street Bank and Trust
Two Avenue de Lafayette,                                          Company since 2001; and
Boston, MA 02111                                                  Vice President of State Street
                                                                  Bank and Trust Company,
                                                                  1992 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
Julie A. Tedesco             Secretary       Term: Indefinite     Vice President and Counsel of          ----             ----
Age: 45                                      Elected: 5/00        State Street Bank and Trust
One Federal Street                                                Company since 2000; and
Boston, MA 02110                                                  Counsel of First Data Investor
                                                                  Services Group, Inc.,
                                                                  1994 to 2000.
------------------------------------------------------------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX FUND
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees of State Street Institutional Investment Trust and Shareholders of State Street Equity 500 Index Fund:

We have audited the accompanying statement of assets and liabilities of the State Street Equity 500 Index Fund (one of the funds constituting State Street Institutional Investment Trust) (the "Fund") as of December 31, 2002, and the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights for the year then ended and for the period from April 18, 2001 (commencement of operations) to December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Fund at December 31, 2002, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and for the period from April 18, 2001 to December 31, 2001, in conformity with accounting principles generally accepted in the United States.


                                        /s/ Ernst & Young LLP

Boston, Massachusetts
February 7, 2003

                    STATE STREET EQUITY 500 INDEX PORTFOLIO

                                  ANNUAL REPORT

                                DECEMBER 31, 2002

STATE STREET EQUITY 500 INDEX PORTFOLIO


MANAGEMENT DISCUSSION OF FUND PERFORMANCE AND ANALYSIS

The Portfolio

The State Street Equity 500 Index Portfolio's (the "Portfolio") investment objective is to replicate as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a well-known unmanaged stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States

For the year ended December 31, 2002, the Portfolio declined 22.16%. For the same period, the S&P 500 Index declined 22.10%.

The Market

The fourth quarter of 2002 brought investors some relief, with the S&P 500 Index gaining 8.44%. This was not enough, however, to offset the significant losses posted earlier in the year. For 2002, the S&P 500 Index lost 22.10%, its worst year since 1974 and the third consecutive year of losses, an event not seen for over 60 years since 1939 - 1941 amid World War II. Concerns about the economy, corporate governance, terrorism and war with Iraq weighed heavily on the markets in 2002. Looking forward, while some concerns have been dealt with, unknowns related to terrorism and war with Iraq persist and remain hurdles that the market will need to overcome.

Large cap stocks outperformed mid and small caps in the fourth quarter but underperformed slightly for the year. As a result, in the fourth quarter of 2002, the S&P 500 Index marginally outperformed the broad market Russell 3000 that gained 8.02%. For the year, the S&P 500 Index underperformed the Russell 3000 Index by 56 basis points. Small caps, as measured by the Russell 2000, returned 6.16% and -20.48% in the fourth quarter and the year 2002, respectively.

Value outperformed growth for the quarter, and the year, by nearly 3% as measured by the S&P 500/BARRA Value and Growth Indices. The S&P 500/BARRA Value Index gained 9.90% in the fourth quarter while the S&P 500/BARRA Growth Index gained 7.11%. For the year value lost 20.85% and growth lost 23.59%. Growth's significantly greater exposure to technology accounted for most of the underperformance.

All sectors posted gains in the fourth quarter of 2002. Telecommunication services and information technology had the strongest rallies off the October 9 lows, after having been beat up the most, together accounting for nearly half the S&P 500 Index's quarterly gain. The financials sector also fared well as mortgage refinancings continued at a record pace during 2002.

STATE STREET EQUITY 500 INDEX PORTFOLIO

For the year, all ten economic sectors posted losses, with all but two in negative double-digit territory. Telecommunications and technology, the best performers in the fourth quarter, lost over 34% and 37%, respectively, in 2002. The information technology sector alone knocked 6% off the S&P 500 Index for the year. The best performing sectors were materials and consumer staples, combined taking less than 1% off the S&P 500 Index.

For the quarter, the best performing companies (measured by their contribution to the S&P 500 Index's return), came from the better performing tech and telecommunications sectors, as mentioned above, and included Microsoft, IBM and Verizon. For the year, however, Microsoft and IBM were the sixth and seventh worst contributors behind GE, Intel and AOL that led the pack. The worst contributors for the quarter were Tenet Healthcare, Coca-Cola and TXU. The companies that had the greatest positive contribution to the S&P 500 Index for the year were Bank of America, Boston Scientific and Procter & Gamble.

There were three index changes during the fourth quarter of 2002, bringing the year-to-date total to 25, down over 50% from two years ago. In 2001, there were 30 index changes and a whopping 58 in 2000. Turnover for the S&P 500 Index was just under 4% for the year 2002, compared to 4.5% last year and nearly 9% in 2000.

STATE STREET EQUITY 500 INDEX PORTFOLIO

GROWTH OF A $10,000 INVESTMENT (A)

[LINE GRAPH]

                     State
                 Street Equity          S&P
                   500 Index            500
                   Portfolio*        Index**(b)
                   ----------        ----------
  3/1/2000           10,000           10,000
 6/30/2000           10,683           10,686
12/31/2000            9,759            9,755
 6/30/2001            9,090            9,102
12/31/2001            8,587            8,597
 6/30/2002            7,388            7,395
12/31/2002            6,621*           6,630**

                           INVESTMENT PERFORMANCE (A)
                   For the Fiscal Year Ended December 31, 2002

                                                      Total Return
                                Total Return          Average Annualized Since
                                One year ended        Commencement of Operations
                                December 31, 2002     (March 1, 2000)
                                -----------------     ---------------
State Street Equity 500
      Index Portfolio           -22.16%               -13.53%
S&P 500 Index (b)               -22.10%               -13.49%

(a) Total returns and performance graph information represent past performance and are not indicative of future results. Investment return and principal value of an investment will fluctuate so that a partner's share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002


                                                                         Market
                                                                         Value
                                                      Shares             (000)
                                                      ------             -----
COMMON STOCKS - 96.7%
CONSUMER DISCRETIONARY - 13.0%
AOL Time Warner, Inc.                               1,060,647          $  13,895
American Greetings
  Corp. Class A                                        14,614                231
AutoZone, Inc. (a)                                     23,587              1,666
Bed Bath & Beyond, Inc. (a)                            70,614              2,440
Best Buy Co. (a)                                       78,221              1,889
Big Lots, Inc. (a)                                     25,838                342
Black & Decker Corp.                                   18,533                795
Brunswick Corp.                                        21,829                434
Carnival Corp.                                        141,219              3,523
Centex Corp.                                           14,188                712
Circuit City Stores-Circuit
  City Group                                           47,539                353
Clear Channel
  Communications, Inc. (a)                            146,965              5,480
Comcast Corp.                                         551,367             12,996
Cooper Tire & Rubber Co.                               16,637                255
Costco Wholesale Corp. (a)                            109,651              3,079
Dana Corp.                                             33,849                398
Darden Restaurants, Inc.                               40,610                831
Delphi Corp.                                          132,367              1,066
Dillard's, Inc. Class A                                19,553                310
Disney, (Walt) Co.                                    489,373              7,982
Dollar General Corp.                                   82,815                990
Dow Jones & Co., Inc.                                  19,726                853
Eastman Kodak Co.                                      70,637              2,475
eBay, Inc. (a)                                         73,480              4,983
Family Dollar Stores, Inc.                             40,268              1,257
Federated Department
  Stores,Inc. (a)                                      45,276              1,302
Ford Motor Co.                                        430,355              4,002
Fortune Brands, Inc.                                   35,966              1,673
Gannett Co., Inc.                                      64,138              4,605
Gap, Inc.                                             210,230              3,263
General Motors Corp.                                  134,873              4,971
Genuine Parts Co.                                      40,493              1,247
Goodyear Tire & Rubber Co.                             38,042                259
Harley-Davidson, Inc.                                  72,838              3,365
Harrah's Entertainment, Inc. (a)                       25,733              1,019
Hasbro, Inc.                                           39,387                455
Hilton Hotels Corp.                                    88,743              1,128
Home Depot, Inc.                                      551,457          $  13,213
International Game
  Technology (a)                                       20,988              1,593
Interpublic Group Cos., Inc.                           88,577              1,247
Johnson Controls, Inc.                                 21,598              1,732
Jones Apparel Group, Inc. (a)                          29,679              1,052
KB HOME                                                11,831                507
Knight-Ridder, Inc.                                    20,591              1,302
Kohl's Corp. (a)                                       80,910              4,527
Leggett & Platt, Inc.                                  46,854              1,051
Limited Brands                                        126,378              1,760
Liz Claiborne, Inc.                                    26,941                799
Lowe's Cos., Inc.                                     186,623              6,998
Marriot International, Inc.
  Class A                                              55,339              1,819
Mattel, Inc.                                          102,045              1,954
May Department Stores Co.                              70,167              1,612
Maytag Corp.                                           17,429                497
McDonald's Corp.                                      299,453              4,815
McGraw-Hill, Inc.                                      46,913              2,835
Meredith Corp.                                         11,347                467
New York Times Co. Class A                             36,845              1,685
Newell Rubbermaid, Inc.                                64,821              1,966
NIKE, Inc. Class B                                     64,413              2,865
Nordstrom, Inc.                                        30,638                581
Office Depot, Inc. (a)                                 71,370              1,053
Omnicom Group, Inc.                                    45,317              2,928
JC Penney & Co., Inc.                                  63,988              1,472
Pulte Homes, Inc.                                      14,918                714
Radioshack Corp.                                       39,653                743
Reebok International, Ltd. (a)                         13,271                390
Sears Roebuck & Co.                                    76,654              1,836
Sherwin-Williams Co.                                   35,570              1,005
Snap-On, Inc.                                          13,148                370
Stanley Works                                          19,532                675
Staples, Inc. (a)                                     113,550              2,075
Starbucks Corp. (a)                                    94,026              1,917
Starwood Hotels & Resorts
  Worldwide, Inc. Class B                              45,912              1,090
TJX Cos., Inc.                                        126,713              2,473
TMP Worldwide, Inc. (a)                                26,692                302
Target Corp.                                          217,757              6,533
Tiffany & Co.                                          33,368                798

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002


                                                                        Market
                                                                         Value
                                                      Shares             (000)
                                                      ------             -----
CONSUMER DISCRETIONARY - (CONTINUED)
Toys "R" Us, Inc. (a)                                  47,969          $     480
Tribune Co.                                            72,855              3,312
Tupperware Corp.                                       13,236                200
Univision Communications,
  Inc. Class A (a)                                     55,718              1,365
V.F. Corp.                                             25,488                919
Viacom, Inc. Class B (a)                              419,589             17,103
Visteon Corp.                                          29,953                209
Wal-Mart Stores, Inc.                               1,048,928             52,981
Wendy's International, Inc.                            27,167                735
Whirlpool Corp.                                        15,366                802
Yum! Brands, Inc. (a)                                  69,622              1,686
                                                                       ---------
                                                                         259,567
                                                                       =========
CONSUMER STAPLES - 9.2%
Alberto Culver Co. Class B                             13,839                697
Albertson's, Inc.                                      88,413              1,968
Anheuser-Busch Cos., Inc.                             202,767              9,814
Archer-Daniels-Midland Co.                            157,967              1,959
Avon Products, Inc.                                    57,074              3,075
Brown-Forman Corp. Class B                             16,341              1,068
CVS Corp.                                              94,892              2,369
Campbell Soup Co.                                      98,283              2,307
Clorox Co.                                             51,410              2,121
Coca-Cola Co.                                         590,635             25,882
Coca-Cola Enterprises, Inc.                           105,000              2,281
Colgate-Palmolive Co.                                 127,235              6,671
ConAgra Foods, Inc.                                   129,546              3,240
Coors, (Adolph) Co. Class B                             8,544                523
General Mills, Inc.                                    88,564              4,158
Gillette Co.                                          249,644              7,579
H.J. Heinz Co.                                         84,820              2,788
Hershey Foods Corp.                                    32,004              2,158
Kellogg Co.                                            98,929              3,390
Kimberly-Clark Corp.                                  121,464              5,766
Kroger Co. (a)                                        181,422              2,803
Pepsi Bottling Group, Inc.                             69,253              1,780
PepsiCo, Inc.                                         409,810             17,302
Philip Morris Cos., Inc.                              491,064             19,903
Procter & Gamble Co.                                  309,211             26,574
R.J. Reynolds Tobacco
  Holdings, Inc.                                       21,140                890
Safeway, Inc. (a)                                     105,593              2,467
Sara Lee Corp.                                        183,717          $   4,135
SuperValu, Inc.                                        29,960                495
SYSCO Corp.                                           154,881              4,614
UST Corp.                                              41,447              1,385
Walgreen Co.                                          245,810              7,175
Winn-Dixie Stores, Inc.                                32,110                491
Wrigley Wm., Jr. Co.                                   54,416              2,986
                                                                       ---------
                                                                         182,814
                                                                       =========
ENERGY - 5.8%
Amerada Hess Corp.                                     20,602              1,134
Anadarko Petroleum Corp.                               59,954              2,872
Apache Corp.                                           34,429              1,962
Ashland, Inc.                                          15,780                450
BJ Services Co. (a)                                    36,555              1,181
Baker Hughes, Inc.                                     81,580              2,626
Burlington Resources, Inc.                             47,428              2,023
ChevronTexaco Corp.                                   253,947             16,882
ConocoPhillips                                        162,241              7,851
Devon Energy Corp.                                     36,761              1,687
EOG Resources, Inc.                                    27,784              1,109
ExxonMobil Corp.                                    1,599,102             55,873
Halliburton Co.                                       105,986              1,983
Kerr-McGee Corp.                                       24,036              1,065
Marathon Oil Corp.                                     72,734              1,549
Nabors Industries, Ltd. (a)                            33,515              1,182
Noble Corp.                                            32,123              1,129
Occidental Petroleum Corp.                             90,823              2,584
Rowan Cos., Inc.                                       21,539                489
Schlumberger, Ltd.                                    138,707              5,838
Sunoco, Inc.                                           17,128                568
Transocean, Inc.                                       77,495              1,798
Unocal Corp.                                           60,888              1,862
                                                                       ---------
                                                                         115,697
                                                                       =========
FINANCIALS - 19.8%
ACE, Ltd.                                              63,555              1,865
AFLAC, Inc.                                           124,616              3,753
Allstate Corp.                                        167,107              6,181
Ambac Financial Group, Inc.                            25,347              1,425
American Express Co.                                  311,473             11,011
American International
  Group, Inc.                                         621,483             35,953
AmSouth Bancorp                                        83,419              1,602
AON Corp.                                              73,023              1,379

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002


                                                                        Market
                                                                         Value
                                                      Shares             (000)
                                                      ------             -----
FINANCIALS - (CONTINUED)
BB&T Corp.                                            112,818           $  4,173
Bank of America Corp.                                 355,378             24,724
Bank of New York Co., Inc.                            174,779              4,188
Bank One Corp.                                        278,562             10,181
Bear Stearns Cos., Inc.                                22,199              1,319
Capital One Financial Corp.                            53,715              1,596
Charles Schwab Corp.                                  315,993              3,428
Charter One Financial, Inc.                            55,917              1,606
Chubb Corp.                                            41,639              2,174
Cincinnati Financial Corp.                             37,667              1,417
Citigroup, Inc.                                     1,220,371             42,945
Comerica, Inc.                                         41,032              1,774
Countrywide Credit
  Industries, Inc.                                     29,672              1,533
Equity Office Properties Trust                         96,341              2,407
Equity Residential                                     67,007              1,647
Fannie Mae                                            236,529             15,216
Federal Home Loan
  Mortgage Corp.                                      165,146              9,752
Fifth Third Bancorp                                   137,600              8,066
First Tennessee National Corp.                         29,117              1,046
FleetBoston Financial Corp.                           248,085              6,028
Franklin Resources, Inc.                               61,144              2,084
Golden West Financial Corp.                            36,011              2,586
Goldman Sachs Group, Inc.                             113,000              7,695
Hartford Financial
  Services Group, Inc.                                 59,788              2,716
Household International, Inc.                         109,959              3,058
Huntington Bancshares, Inc.                            57,254              1,069
J.P. Morgan Chase & Co.                               473,514             11,364
Jefferson-Pilot Corp.                                  34,860              1,328
John Hancock Financial
  Services, Inc.                                       69,478              1,938
KeyCorp                                               103,209              2,595
Lehman Brothers Holdings, Inc.                         55,718              2,969
Lincoln National Corp.                                 42,931              1,356
Loews Corp.                                            45,214              2,010
MBIA, Inc.                                             35,258              1,546
MBNA Corp.                                            306,602              5,832
MGIC Investment Corp.                                  24,362              1,006
Marsh & McLennan Cos., Inc.                           128,736              5,949
Marshall & Ilsley Corp.                                48,792              1,336
Mellon Financial Corp.                                101,023           $  2,638
Merrill Lynch & Co., Inc.                             204,527              7,762
MetLife, Inc.                                         165,807              4,483
Moody's Corp.                                          36,465              1,506
Morgan Stanley                                        257,243             10,269
National City Corp.                                   147,091              4,018
North Fork Bancorp, Inc.                               38,590              1,302
Northern Trust Corp.                                   53,740              1,874
PNC Financial Services
  Group, Inc.                                          68,347              2,864
Plum Creek Timber Co., Inc.                            42,580              1,005
Principal Financial Group, Inc.                        78,850              2,376
Progressive Corp.                                      52,547              2,608
Providian Financial Corp.                              65,173                423
Prudential Financial, Inc. (a)                        133,400              4,234
Regions Financial Corp.                                53,789              1,794
SLM Corp.                                              36,114              3,751
SAFECO Corp.                                           31,464              1,086
St. Paul Cos., Inc.                                    53,128              1,809
Simon Property Group, Inc.                             45,163              1,539
SouthTrust Corp.                                       83,979              2,082
State Street Corp.                                     78,125              3,047
Janus Capital Group                                    51,619                675
SunTrust Banks, Inc.                                   66,772              3,801
Synovus Financial Corp.                                72,104              1,399
T. Rowe Price Group, Inc.                              27,990                763
Torchmark Corp.                                        27,976              1,022
Travelers Property
  Casualty Corp. Class B (a)                          241,056              3,531
U.S. Bancorp                                          454,361              9,642
Union Planters Corp.                                   46,644              1,313
UnumProvident Corp.                                    56,535                992
Wachovia Corp.                                        322,426             11,749
Washington Mutual, Inc.                               224,013              7,735
Wells Fargo Co.                                       401,511             18,819
XL Capital, Ltd. Class A                               32,732              2,529
Zions Bancorp                                          21,019                824
                                                                        --------
                                                                         394,090
                                                                        ========
HEALTH CARE - 14.4%
Abbott Laboratories                                   371,367             14,855
Aetna, Inc.                                            36,632              1,506
Allergan, Inc.                                         30,391              1,751

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002


                                                                         Market
                                                                         Value
                                                      Shares             (000)
                                                      ------             -----
HEALTH CARE - (CONTINUED)
AmerisourceBergen Corp.                                25,716          $   1,397
Amgen, Inc. (a)                                       305,275             14,760
Anthem, Inc. (a)                                       33,800              2,126
Applera Corp. - Applied
  Biosystems Group                                     53,167                933
Bard (C.R.), Inc.                                      12,597                731
Bausch & Lomb, Inc.                                    12,125                437
Baxter International, Inc.                            139,726              3,912
Becton, Dickinson & Co.                                62,229              1,910
Biogen, Inc. (a)                                       35,594              1,426
Biomet, Inc.                                           63,841              1,829
Boston Scientific Corp. (a)                            97,848              4,161
Bristol-Myers Squibb Co.                              459,917             10,647
CIGNA Corp.                                            32,389              1,332
Cardinal Health, Inc.                                 104,566              6,189
Chiron Corp. (a)                                       45,844              1,722
Forest Laboratories, Inc. (a)                          43,253              4,248
Genzyme Corp. (a)                                      51,305              1,517
Guidant Corp. (a)                                      73,964              2,282
HCA, Inc.                                             121,159              5,028
HEALTHSOUTH Corp. (a)                                  92,826                390
Health Management Associates,
  Inc. Class A (a)                                     56,498              1,011
Humana, Inc. (a)                                       38,825                388
IMS Health, Inc.                                       66,402              1,063
Johnson & Johnson                                     705,746             37,906
King Pharmaceuticals, Inc. (a)                         57,632                991
Lilly (Eli) & Co.                                     267,097             16,961
Manor Care, Inc. (a)                                   23,551                438
McKesson Corp.                                         70,231              1,898
MedImmune, Inc. (a)                                    60,865              1,651
Medtronic, Inc.                                       291,502             13,293
Merck & Co., Inc.                                     533,303             30,190
Millipore Corp.                                        10,628                361
Pfizer, Inc.                                        1,464,241             44,762
Pharmacia Corp.                                       306,481             12,811
Quest Diagnostics
  Incorporated                                         23,100              1,314
Quintiles Transnational
  Corp. (a)                                            26,618                322
St. Jude Medical, Inc. (a)                             41,797              1,660
Schering-Plough Corp.                                 347,624              7,717
Stryker Corp.                                          47,704          $   3,202
Tenet Healthcare Corp. (a)                            117,709              1,930
UnitedHealth Group, Inc.                               71,842              5,999
Watson Pharmaceuticals,
  Inc. (a)                                             24,103                681
WellPoint Health
  Networks, Inc. (a)                                   35,189              2,504
Wyeth                                                 314,731             11,771
Zimmer Holdings, Inc. (a)                              45,720              1,898
                                                                       ---------
                                                                         287,811
                                                                       =========
INDUSTRIALS - 11.2%
AMR Corp. (a)                                          35,155                232
Allied Waste Industries, Inc. (a)                      44,967                450
American Power
  Conversion Corp. (a)                                 49,767                754
American Standard
  Cos., Inc. (a)                                       16,707              1,189
Apollo Group, Inc. (a)                                 42,175              1,856
Automatic Data Processing, Inc.                       143,038              5,614
Avery Dennison Corp.                                   26,670              1,629
Boeing Co.                                            198,745              6,557
Burlington Northern
  Santa Fe Corp.                                       92,150              2,397
CSX Corp.                                              51,924              1,470
Caterpillar, Inc.                                      82,985              3,794
Cendant Corp. (a)                                     250,822              2,629
Cintas Corp.                                           41,282              1,887
Concord EFS, Inc. (a)                                 122,840              1,933
Convergys Corp. (a)                                    40,105                608
Cooper Industries, Ltd.                                21,421                781
Crane Co.                                              13,702                273
Cummins, Inc.                                           9,273                261
Danaher Corp.                                          36,213              2,379
Deere & Co.                                            57,641              2,643
Delta Air Lines, Inc.                                  28,193                341
Deluxe Corp.                                           15,320                645
Dover Corp.                                            48,513              1,415
Eaton Corp.                                            17,439              1,362
Emerson Electric Co.                                  101,335              5,153
Equifax, Inc.                                          32,869                761
FedEx Corp.                                            71,646              3,885
First Data Corp.                                      177,802              6,296
Fiserv, Inc. (a)                                       46,847              1,586

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002


                                                                        Market
                                                                         Value
                                                      Shares             (000)
                                                      ------             -----
INDUSTRIALS - (CONTINUED)
Fluor Corp.                                            18,106          $     507
General Dynamics Corp.                                 48,606              3,858
General Electric Co.                                2,364,923             57,586
Goodrich Co.                                           23,555                432
Grainger W.W., Inc.                                    21,609              1,114
H&R Block, Inc.                                        44,010              1,769
Honeywell International, Inc.                         196,842              4,724
ITT Industries, Inc.                                   22,402              1,360
Illinois Tool Works, Inc.                              73,664              4,778
Ingersoll-Rand Co. Class A                             40,550              1,746
Lockheed Martin Corp.                                 109,271              6,310
Masco Corp.                                           119,774              2,521
McDermott International,
  Inc. (a)                                             14,041                 61
Navistar International Corp.                           13,580                330
Norfolk Southern Corp.                                 94,161              1,882
Northrop Grumman Corp.                                 42,939              4,165
PACCAR, Inc.                                           28,347              1,311
Pall Corp.                                             27,574                460
Parker-Hannifin Corp.                                  27,323              1,260
Paychex, Inc.                                          90,827              2,535
Pitney Bowes, Inc.                                     57,939              1,892
Power-One, Inc. (a)                                    17,700                100
R.R. Donnelley & Sons Co.                              26,860                585
Raytheon Co.                                           97,014              2,983
Robert Half International, Inc. (a)                    40,014                645
Rockwell Automation, Inc.                              44,520                922
Rockwell Collins, Inc.                                 41,819                973
Ryder Systems, Inc.                                    15,880                356
Sabre Holdings Corp.
  Class A (a)                                          33,724                611
Southwest Airlines Co.                                186,540              2,593
Textron, Inc.                                          32,275              1,387
Thomas & Betts Corp.                                   13,242                224
3M Co.                                                 92,642             11,423
Tyco International, Ltd.                              473,148              8,081
Union Pacific Corp.                                    60,740              3,636
United Parcel Service, Inc.
  Class B                                             265,400             16,741
United Technologies Corp.                             111,757              6,922
Waste Management, Inc.                                147,579              3,383
                                                                       ---------
                                                                         222,946
                                                                       =========
INFORMATION TECHNOLOGY - 13.8%
ADC Telecommunications,
  Inc. (a)                                            178,527          $     373
Adobe Systems, Inc.                                    58,371              1,448
Advanced Micro Devices, Inc. (a)                       78,584                508
Agilent Technologies, Inc. (a)                        111,227              1,998
Altera Corp. (a)                                       88,678              1,098
Analog Devices, Inc. (a)                               88,261              2,107
Andrew Corp. (a)                                       22,527                232
Apple Computer, Inc. (a)                               87,446              1,253
Applied Materials, Inc. (a)                           394,661              5,142
Applied Micro Circuits
  Corp. (a)                                            68,642                259
Autodesk, Inc.                                         24,815                355
Avaya, Inc. (a)                                        81,615                200
BMC Software, Inc. (a)                                 55,636                952
Broadcom Corp. (a)                                     65,846                992
CIENA Corp. (a)                                       101,488                519
Cisco Systems, Inc. (a)                             1,715,259             22,453
Citrix Systems, Inc. (a)                               42,253                523
Computer Associates
  International, Inc.                                 140,044              1,891
Computer Sciences Corp. (a)                            41,882              1,443
Compuware Corp. (a)                                    86,757                416
Comverse Technology, Inc. (a)                          42,438                425
Corning, Inc.                                         246,085                814
Dell Computer Corp. (a)                               616,791             16,505
EMC Corp. (a)                                         532,041              3,267
Electronic Arts, Inc. (a)                              33,350              1,660
Electronic Data Systems Corp.                         112,586              2,075
Gateway, Inc. (a)                                      73,765                232
Hewlett-Packard Co.                                   725,119             12,588
Intel Corp.                                         1,573,103             24,477
International Business
  Machines Corp.                                      401,418             31,110
Intuit, Inc. (a)                                       47,951              2,250
JDS Uniphase Corp. (a)                                310,119                760
Jabil Circuit, Inc. (a)                                45,513                816
KLA Tencor Corp. (a)                                   45,864              1,619
LSI Logic Corp. (a)                                    85,535                493
Lexmark International
  Group, Inc. Class A (a)                              30,602              1,851
Linear Technology Corp.                                76,775              1,970

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002


                                                                        Market
                                                                         Value
                                                     Shares              (000)
                                                     ------              -----
INFORMATION TECHNOLOGY - (CONTINUED)
Lucent Technologies, Inc.                             786,972          $     992
Maxim Integrated Products, Inc.                        77,956              2,574
Mercury Interactive Corp. (a)                          18,848                559
Microsoft Corp. (a)                                 1,270,702             65,708
Micron Technology, Inc. (a)                           147,832              1,440
Molex, Inc.                                            47,910              1,103
Motorola, Inc.                                        551,998              4,775
NCR Corp. (a)                                          22,092                524
National Semiconductor
  Corp. (a)                                            41,109                617
Network Appliance, Inc. (a)                            76,767                768
Novell, Inc. (a)                                       82,242                269
Novellus Systems, Inc. (a)                             33,469                940
NVIDIA Corp. (a)                                       37,451                431
Oracle Corp. (a)                                    1,270,238             13,719
PMC-Sierra, Inc. (a)                                   37,624                209
Parametric Technology Corp. (a)                        60,341                151
PeopleSoft, Inc. (a)                                   76,023              1,390
PerkinElmer, Inc.                                      29,757                245
QLogic Corp. (a)                                       21,145                728
QUALCOMM, Inc. (a)                                    184,139              6,690
Rational Software Corp. (a)                            44,545                463
Sanmina-SCI Corp. (a)                                 120,658                538
Scientific-Atlanta, Inc.                               37,268                442
Siebel Systems, Inc. (a)                              110,058                821
Solectron Corp. (a)                                   190,414                676
Sun Microsystems, Inc. (a)                            728,188              2,257
SunGard Data Systems, Inc. (a)                         68,750              1,620
Symbol Technologies, Inc.                              51,685                425
Tektronix, Inc. (a)                                    21,329                388
Tellabs, Inc. (a)                                      93,275                674
Teradyne, Inc. (a)                                     41,992                546
Texas Instruments, Inc.                               409,103              6,141
Thermo Electron Corp.                                  39,629                797
Unisys Corp. (a)                                       77,379                766
VERITAS Software Corp. (a)                             99,683              1,557
Waters Corp. (a)                                       30,257                659
Xerox Corp.                                           173,342              1,395
Xilinx, Inc. (a)                                       79,804              1,638
Yahoo!, Inc. (a)                                      143,793              2,348
                                                                       ---------
                                                                         275,057
                                                                       =========
MATERIALS - 2.7%
Air Products & Chemicals, Inc.                         54,389          $   2,325
Alcoa, Inc.                                           203,046              4,625
Allegheny Technologies, Inc.                           18,029                112
Ball Corp.                                             13,585                695
Bemis Co., Inc.                                        12,064                599
Boise Cascade Corp.                                    12,619                318
Dow Chemical Co.                                      218,599              6,492
Du Pont (E.I.) de Nemours
  & Co.                                               235,839             10,000
Eastman Chemical Co.                                   17,662                649
Ecolab, Inc.                                           30,363              1,503
Engelhard Corp.                                        29,930                669
Freeport-McMoRan Copper
  & Gold, Inc. Class B (a)                             32,914                552
Georgia-Pacific Group                                  52,940                856
Great Lakes Chemical Corp.                             11,003                263
Hercules, Inc. (a)                                     24,598                216
International Flavors &
  Fragrances, Inc.                                     21,904                769
International Paper Co.                               115,856              4,051
Louisiana Pacific Corp.                                23,759                191
MeadWestvaco Corp.                                     46,388              1,146
Monsanto Co.                                           61,746              1,189
Newmont Mining Corp.                                   96,142              2,791
Nucor Corp.                                            17,802                735
PPG Industries, Inc.                                   41,190              2,066
Pactiv Corp. (a)                                       36,364                795
Phelps Dodge Corp.                                     20,905                662
Praxair, Inc.                                          39,010              2,254
Rohm & Haas Co.                                        53,696              1,744
Sealed Air Corp. (a)                                   19,136                714
Sigma Aldrich Corp.                                    17,393                845
Temple-Inland, Inc.                                    11,914                534
United States Steel Corp.                              23,202                304
Vulcan Materials Co.                                   23,196                870
Weyerhaeuser Co.                                       52,424              2,580
Worthington Industries, Inc.                           19,529                298
                                                                       ---------
                                                                          54,412
                                                                       =========

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002


                                                                        Market
                                                                        Value
                                                      Shares            (000)
                                                      ------            -----
TELECOMMUNICATION SERVICES - 4.1%
AT&T Corp.                                            184,147         $    4,808
AT&T Wireless Services,
  Inc. (a)                                            650,238              3,674
Alltel Corp.                                           74,998              3,825
BellSouth Corp.                                       444,528             11,500
CenturyTel, Inc.                                       34,008                999
Citizens Communications
  Co. (a)                                              65,077                686
Nextel Communications, Inc.
  Class A (a)                                         230,036              2,618
Qwest Communications
  International, Inc.                                 408,322              2,041
SBC Communications, Inc.                              790,904             21,441
Sprint Corp. (Fon Group)                              215,584              3,122
Sprint Corp. (PCS Group) (a)                          228,278              1,000
Verizon Communications, Inc.                          649,598             25,172
                                                                      ----------
                                                                          80,886
                                                                      ==========
UTILITIES - 2.7%
AES Corp. (a)                                         127,014                384
Allegheny Energy, Inc.                                 28,499                216
Ameren Corp.                                           33,942              1,411
American Electric Power
  Co., Inc.                                            79,754              2,180
CMS Energy Corp.                                       30,105                284
Calpine Corp. (a)                                      85,552                279
CenterPoint Energy, Inc.                               69,593                592
Cinergy Corp.                                          40,858              1,378
Consolidated Edison, Inc.                              50,022              2,142
Constellation Energy
  Group, Inc.                                          39,403              1,096
DTE Energy Co.                                         39,346              1,826
Dominion Resources, Inc.                               73,287              4,024
Duke Energy Corp.                                     213,477              4,171
Dynegy, Inc. Class A                                   83,430                 98
Edison International                                   74,962                888
El Paso Corp.                                         138,194                962
Entergy Corp.                                          51,943              2,368
Exelon Corp.                                           77,589              4,094
FPL Group, Inc.                                        43,989              2,645
FirstEnergy Corp.                                      72,012              2,374
KeySpan Corp.                                          33,906              1,195
Kinder Morgan, Inc.                                    28,138         $    1,189
Mirant Corp. (a)                                       96,488                182
NICOR, Inc.                                            10,313                351
NiSource, Inc.                                         58,367              1,167
PG&E Corp. (a)                                         90,923              1,264
PPL Corp.                                              37,468              1,299
Peoples Energy Corp.                                    7,731                299
Pinnacle West Capital Corp.                            19,381                661
Progress Energy, Inc.                                  56,508              2,450
Public Service Enterprise
  Group, Inc.                                          51,622              1,657
Sempra Energy                                          47,189              1,116
Southern Co.                                          170,258              4,834
TECO Energy, Inc.                                      41,776                646
TXU Corp.                                              76,948              1,437
Williams Cos., Inc.                                   120,437                325
Xcel Energy, Inc.                                      94,797              1,043
                                                                      ----------
                                                                          54,527
                                                                      ==========
TOTAL COMMON STOCKS
(cost $2,198,489,141)                                                 $1,927,807
                                                                      ==========

                                                        Par
                                                       Amount
                                                       (000)
                                                       -----
GOVERNMENT SECURITY - 0.2%
United States Treasury Bill (b) (c)
  1.18%, due 3/13/03                                  $ 4,285              4,275
                                                                      ==========
TOTAL GOVERNMENT SECURITY
  (cost $4,275,028)                                                        4,275
                                                                      ==========

                                                      Shares
                                                       (000)
                                                       -----
SHORT TERM INVESTMENTS - 4.6%
AIM Short Term Investment
  Prime Portfolio                                      48,229             48,229
Federated Money Market
  Obligations Trust                                        10                 10
State Street Navigator Securities
  Lending Prime Portfolio (d)                          42,680             42,680
                                                                      ==========
TOTAL SHORT TERM INVESTMENTS
  (cost $90,919,246)                                                      90,919
                                                                      ==========

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002


                                                                        Market
                                                                        Value
                                                                        (000)
                                                                        -----
TOTAL INVESTMENTS - 101.5%
  (cost $2,293,683,415)                                               $2,023,001
OTHER ASSETS AND LIABILITIES
  NET - (1.5)%                                                           (30,453)
                                                                      ----------
NET ASSETS - 100%                                                     $1,992,548
                                                                      ==========

                                                       Number         Unrealized
                                                        of           Depreciation
                                                     Contracts          (000)
                                                     ---------          -----
SCHEDULE OF FUTURES CONTRACTS
S&P 500 Financial Futures
  Contracts (long) Expiration
  date 03/2003                                            278         $      816
                                                                      ----------
Total unrealized depreciation
  on open futures contracts
  purchased                                                           $      816
                                                                      ==========

(a)   Non-income producing security.

(b) Held as collateral in connection with futures contracts purchased by the Portfolio.

(c)   Rate represents annualized yield at date of purchase.

(d) Security represents investment made with cash collateral received from securities loaned.

STATE STREET EQUITY 500 INDEX PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
(Amounts in thousands)


ASSETS
Investments at market (identified cost
    $2,293,683) - including $39,976
    of securities loaned (Note 2)                                   $ 2,023,001
Receivables:
    Investment sold                                                       9,096
    Dividends and interest                                                3,112
    Daily variation margin on futures contracts                              97
                                                                    -----------
      Total assets                                                    2,035,306
LIABILITIES
Payables:
    Due upon return of securities loaned                                 42,680
    Management fees (Note 4)                                                 78
                                                                    -----------
      Total liabilities                                                  42,758
                                                                    -----------
NET ASSETS                                                          $ 1,992,548
                                                                    ===========
COMPOSITION OF NET ASSETS
Paid-in capital                                                     $ 2,264,046
Net unrealized depreciation on investments
    and futures contracts                                              (271,498)
                                                                    -----------
NET ASSETS                                                          $ 1,992,548
                                                                    ===========


                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
(Amounts in thousands)


INVESTMENT INCOME
    Dividends (net of foreign taxes
      withheld of $112)                                               $   34,834
    Interest                                                                 951
    Security lending income                                                  174
                                                                      ----------
      Total Investment Income                                             35,959
EXPENSES
    Management fees (Note 4)                        $   1,003
                                                    ---------
      Total Expenses                                                       1,003
                                                                      ----------
NET INVESTMENT INCOME                                                     34,956
                                                                      ----------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
    Investments                                      (139,590)
    Withdrawals in-kind                                79,545
    Futures contracts                                 (10,383)
                                                    ---------
                                                                         (70,428)
Net change in unrealized depreciation on:
    Investments                                      (530,173)*
    Futures contracts                                  (2,040)
                                                    ---------
                                                                        (532,213)
                                                                      ----------
Net realized and unrealized loss                                        (602,641)
                                                                      ----------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                     $ (567,685)
                                                                      ==========

*Excludes unrealized depreciation of $4,210 on contributed securities.


                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO


STATEMENT OF CHANGES IN NET ASSETS
(Amounts in thousands)


                                                          For the Year        For the Year
                                                            Ended                Ended
                                                       December 31, 2002   December 31, 2001
                                                       -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
    Net investment income                                $    34,956          $    37,168
    Net realized loss on investments, futures
       contracts, and withdrawals in-kind                    (70,428)            (143,731)
    Net change in unrealized depreciation                   (532,213)            (262,328)
                                                         -----------          -----------
       Net decrease in net assets resulting
          from operations                                   (567,685)            (368,891)
                                                         -----------          -----------
CAPITAL TRANSACTIONS*
    Proceeds from contributions                              557,561              555,412
    Contributions in-kind                                     41,343              165,310
    Fair value of withdrawals                               (520,988)            (575,064)
    Withdrawals in-kind                                     (209,981)             (41,740)
                                                         -----------          -----------
       Net increase (decrease) in net assets from
         capital transactions                               (132,065)             103,918
                                                         -----------          -----------
TOTAL NET DECREASE IN NET ASSETS                            (699,750)            (264,973)

NET ASSETS
Beginning of year                                          2,692,298            2,957,271
                                                         -----------          -----------
End of year                                              $ 1,992,548          $ 2,692,298
                                                         ===========          ===========

* Prior year capital transactions did not separate cash contributions from in-kind transactions. For the year ended December 31, 2001, proceeds from contributions and fair value of withdrawals were $720,722 and $(616,804), respectively.


                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO


FINANCIAL HIGHLIGHTS
The following table includes selected supplemental data and ratios to average net assets:


                                                         Year                 Year               Period
                                                        Ended                 Ended               Ended
                                                      12/31/02              12/31/01            12/31/00*
                                                      --------              --------            ---------
SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period (in thousands)        $  1,992,548          $  2,692,298         $  2,957,271
    Ratios to average net assets:
      Operating expenses                                   0.045%                0.045%               0.045%+
      Net investment income                                 1.57%                 1.34%                1.14%+
    Portfolio turnover rate**                                 13%                   14%                  18%++
    Total return (a)                                      (22.16%)              (11.94%)              (2.41%)++

----------

*     The Portfolio commenced operations on March 1, 2000.

**    The Portfolio turnover rate excludes in-kind security transactions.

+     Annualized.

++    Not Annualized.

(a) Results represent past performance and are not indicative of future results.


                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002


1. ORGANIZATION

The State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At December 31, 2002, only the State Street MSCI(R) EAFE(R) Index Portfolio and the State Street Equity 500 Index Portfolio had commenced operations. The Declaration of the Trust permits the Board of Trustees to issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2002


securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500 Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

SECURITIES LENDING: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street. For the year ended December 31, 2002, the earned income for the Portfolio and State Street was $173,648 and $57,883, respectively.

The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2002


in recovering the securities loaned or in gaining access to the collateral. At December 31, 2002, the value of the securities loaned amounted to $39,975,743. The loans were collateralized with cash of $42,680,335, which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio, an affiliated investment company.

3. SECURITIES TRANSACTIONS

For the year ended December 31, 2002, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind contributions and withdrawals, aggregated to $349,578,053 and $284,263,675, respectively. The aggregrate value of in-kind contributions and withdrawals were $41,342,685 and $209,980,527, respectively.

At December 31, 2002, the cost of investments on a tax basis was $2,413,235,668. The aggregate gross unrealized appreciation and gross unrealized depreciation was $201,034,221and $591,268,630, respectively, for all securities as computed on a federal income tax basis. The differences between book and tax cost amounts are primarily due to wash sales loss deferrals.

4. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

Certain investments made by the Portfolio represent securities affiliated with State Street and SSgA. Investments made with cash collateral received from securities loaned were used to purchase shares of the State Street Navigator Securities Lending Prime Portfolio, which is offered by State Street and advised by SSgA. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500 Index. The market value of each of these investments at December 31, 2002 is listed in the Portfolio of Investments.

During the year, the Portfolio had investment transactions executed through State Street Global Markets LLC, For the year ended December 31, 2002, the Portfolio paid brokerage commissions to State Street Global Markets LLC, of $218,481.

STATE STREET EQUITY 500 INDEX PORTFOLIO
STATE STREET MASTER FUNDS
(UNAUDITED)


                                                                                                       NUMBER OF
                                                                                                     PORTFOLIOS IN        OTHER
                             POSITION(S)      TERM OF OFFICE                                          FUND COMPLEX    DIRECTORSHIPS
                              HELD WITH       AND LENGTH OF            PRINCIPAL OCCUPATION           OVERSEEN BY        HELD BY
 NAME, ADDRESS, AND AGE         FUND           TIME SERVED            DURING PAST FIVE YEARS            TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Michael F. Holland           Trustee and     Term: Indefinite     Chairman, Holland &                     14          Trustee, State
Age: 58                      Chairman of     Elected: 7/99        Company L.L.C.                                      Street
375 Park Avenue              the Board                            (investment adviser),                               Institutional
New York, NY 10152                                                1995 to present                                     Investment
                                                                                                                      Trust; the
                                                                                                                      Holland
                                                                                                                      Series Fund,
                                                                                                                      Inc.; and
                                                                                                                      Director, The
                                                                                                                      China Fund,
                                                                                                                      Inc.
------------------------------------------------------------------------------------------------------------------------------------
William L. Boyan             Trustee         Term: Indefinite     Trustee of Old Mutual                   14          Trustee, State
Age: 66                                      Elected: 7/99        South Africa Master Trust                           Street
86 A. Beacon Street                                               1997 to present (investments);                      Institutional
Boston, MA 02108                                                  Chairman, Children's Hospital,                      Investment
                                                                  1984 to current; Director                           Trust; and
                                                                  Boston Plan for Excellence,                         Trustee, Old
                                                                  1994 to current (non-profit);                       Mutual South
                                                                  President and Chief Operations                      Africa
                                                                  Officer, John Hancock Mutual                        Master Trust
                                                                  Life Insurance Company, 1959
                                                                  to 1999. Mr. Boyan retired
                                                                  in 1999.
------------------------------------------------------------------------------------------------------------------------------------
Rina K. Spence               Trustee         Term: Indefinite     President of SpenceCare                 14          Trustee, State
Age: 54                                      Elected: 7/99        International LLC 1998 to                           Street
7 Acacia Street                                                   present; Member of the                              Institutional
Cambridge, MA 02138                                               Advisory Board, Ingenium                            Investment
                                                                  Corp., 2001 to present                              Trust;
                                                                  (technology company); Chief                         Director of
                                                                  Executive Officer, IEmily.com,                      Berkshire
                                                                  2000 to 2001(internet                               Life
                                                                  company); Chief Executive                           Insurance
                                                                  Officer of Consesus                                 Company of
                                                                  Pharmaceutical, Inc., 1998 to                       America; and
                                                                  1999; Founder; President, and                       Director,
                                                                  Chief Executive Officer of                          IEmily.com
                                                                  Spence Center for Woman's                           (internet
                                                                  Health, 1994 to 1998; and                           company)
                                                                  Trustee, Eastern Enterprise,
                                                                  1998 to 2000 (utilities).
------------------------------------------------------------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
STATE STREET MASTER FUNDS
(UNAUDITED)


                                                                                                       NUMBER OF
                                                                                                     PORTFOLIOS IN        OTHER
                             POSITION(S)      TERM OF OFFICE                                          FUND COMPLEX     DIRECTORSHIPS
                              HELD WITH        AND LENGTH OF           PRINCIPAL OCCUPATION           OVERSEEN BY        HELD BY
 NAME, ADDRESS, AND AGE         FUND            TIME SERVED           DURING PAST FIVE YEARS           TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Douglas T. Williams          Trustee         Term: Indefinite     Executive Vice President                14          Trustee, State
Age: 62                                      Elected: 7/99        of Chase Manhattan Bank,                            Street
P.O. Box 5049                                                     1987 to 1999. Mr. Williams                          Institutional
Boston, MA 02206                                                  retired in 1999.                                    Investment
                                                                                                                      Trust
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS:
------------------------------------------------------------------------------------------------------------------------------------
Kathleen C. Cuocolo          President       Term: Indefinite     Executive Vice President              ----              -----
Age: 50                                      Elected: 5/00        of State Street Bank and Trust
Two Avenue de Lafayette,                                          Company since 2000; and
Boston, MA 02111                                                  Senior Vice President of State
                                                                  Street Bank and Trust
                                                                  Company, 1982 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
Janine L. Cohen              Treasurer       Term: Indefinite     Senior Vice President of State        ----              -----
Age: 49                                      Elected: 5/00        Street Bank and Trust
Two Avenue de Lafayette,                                          Company since 2001; and
Boston, MA 02111                                                  Vice President of State Street
                                                                  Bank and Trust Company,
                                                                  1992 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
Julie A. Tedesco             Secretary       Term: Indefinite     Vice President and Counsel of         ----              -----
Age: 45                                      Elected: 5/00        State Street Bank & Trust
One Federal Street                                                Company since 2000; and
Boston, MA 02110                                                  Counsel of First Data Investor
                                                                  Services Group, Inc.,
                                                                  1994 to 2000.
------------------------------------------------------------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interests of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments and schedule of futures contracts, of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) (the "Portfolio") as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period from March 1, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Portfolio of State Street Master Funds at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period from March 1, 2000 (commencement of operations) to December 31, 2000, in conformity with accounting principles generally accepted in the United States.


                                        /s/ Ernst & Young LLP
Boston, Massachusetts
February 7, 2003

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